REVENUE (Tables)	3 Months Ended
Mar. 31, 2021
Revenue from Contract with Customer [Abstract]
SCHEDULE OF DISAGGREGATION OF REVENUE BY SERVICE TYPE

Based on these considerations, the following table provides disaggregated revenue data by the phase in a well’s lifecycle during which revenue has been recorded (in US$ thousands):

	Quarter ended
	March 31, 2021	March 31, 2020
Revenue by Phase in Well’s Lifecycle:
Production Services	$136,767	$133,190
Drilling and Evaluation Services	75,659	66,109
Total revenue by phase in well’s life cycle	$212,426	$199,299